BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 44.9%	Shares	Value
Alpha Architect 1-3 Month Box ETF(a)(e)(f)	52,253	$5,633,657
iShares Russell 2000 ETF	8,997	1,825,401
SPDR S&P 500 ETF Trust	4,135	2,250,350
SPDR S&P Regional Banking ETF	9,530	467,923
TOTAL EXCHANGE TRADED FUNDS (Cost $10,006,077)		10,177,331

COMMON STOCKS - 8.2%
Automobile Manufacturers - 2.1%
Tesla, Inc.(a)	2,434	481,640

Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	4,123	474,640

Semiconductors - 2.0%
Intel Corp.	14,660	454,020

Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	2,701	445,476
TOTAL COMMON STOCKS (Cost $1,801,230)		1,855,776

SHORT-TERM INVESTMENTS - 46.9%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	49,523	49,523

U.S. Treasury Bills - 46.7%	Par
5.19%, 07/11/2024(c)	$7,007,000	6,997,013
5.24%, 08/08/2024(c)	3,575,000	3,555,455
		10,552,468
TOTAL SHORT-TERM INVESTMENTS (Cost $10,601,991)		10,601,991

TOTAL INVESTMENTS - 100.0% (Cost $22,409,298)		$22,635,098
Liabilities in Excess of Other Assets - (0.0%)(d)		(7,784)
TOTAL NET ASSETS - 100.0%		$22,627,314

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	The rate shown is the effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	Affiliated Company.
(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

BRIDGES CAPITAL TACTICAL ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$10,177,331	$—	$—	$10,177,331
Common Stocks	1,855,776	—	—	1,855,776
Money Market Funds	49,523	—	—	49,523
U.S. Treasury Bills	—	10,552,468	—	10,552,468
Total Investments	$12,082,630	$10,552,468	$—	$22,635,098

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Bridges Capital Tactical ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2024:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$4,867,671
Purchases	1,048,548
Proceeds from Sales	(348,127)
Net Realized Gains (Losses)	6,314
Change in Unrealized Appreciation (Depreciation)	59,251
Value, End of Period	$5,633,657
Dividend Income	—

Shares, Beginning of Period	45,273
Number of Shares Purchased	9,795
Number of Shares Sold	(3,265)
Shares, End of Period	51,803
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